Basis of Preparation	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation
2.	Basis of preparation:

(a)	Adoption of U.S. GAAP:
As at March 31, 2022, the Corporation has retroactively adopted United States generally accepted accounting principles (“US GAAP”). The consolidated financial statements of the Corporation have been prepared in accordance with US GAAP for all periods presented. Comparative figures, which were previously prepared in accordance with International Financial Reporting Standards (”IFRS”) as issued by the International Accounting Standards Board, have been adjusted as required to be compliant with the Corporation’s accounting policies under US GAAP.

(b)	Functional and reporting currency:
Effective March 31, 2022, the Corporation has changed its reporting currency from Canadian dollars (“CAD”) to U.S. dollars (“USD”). This change in reporting currency has been applied retroactively such that all amounts in the consolidated financial statements of the Corporation and the accompanying notes thereto are expressed in U.S. dollars. References to “$” and “USD” are U.S dollars and references to “CAD $” and “CAD” are to Canadian dollars. For comparative purposes, historical consolidated financial statements were recast in U.S. dollars by translating assets and liabilities at the closing exchange rate in effect at the end of the respective period, revenues, expenses and cash flows at the average exchange rate in effect for the respective period and equity transactions at historical exchange rates. Translation gains and losses are included as part of the cumulative foreign currency translation adjustment, which is reported as a component of shareholders’ equity under accumulated other comprehensive loss.
The assets and liabilities of foreign operations with a functional currency other than the U.S. dollar are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Revenue and expenses are translated at the monthly average exchange rates for the period. Differences arising from the exchange rate changes are recorded within foreign currency translation adjustments, a component of other comprehensive income (loss).
Transactions in foreign currencies are translated to the respective functional currencies of the Corporation’s subsidiaries at the average exchange rates for the period. The monetary items denominated in currencies other than the functional currency of a subsidiary are translated at the exchange rates prevailing at the balance sheet date.
Non-monetary
items denominated in currencies other than the functional currency are translated at historical rates. Gains and losses resulting from re-measurement
are recorded in the Corporation’s consolidated statement of loss as foreign exchange gain (loss).
The functional currency of the Corporation is the Canadian dollars.

(c)	Use of estimates:
The preparation of the condensed consolidated interim financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from the estimates made by management.
Estimates are based on management’s best knowledge of current events and actions that the Corporation may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Estimates include the following:

•	Estimating the write down of inventory;

•	Estimating expected credit losses for receivables;

•	Estimating the recoverable amount of non-financial assets, to determine and measure impairment losses on goodwill, intangibles, and property, plant and equipment;

•	Estimating the lease term of contracts with extension options and termination options;

•	Estimating the revenue from contracts with customers subject to variable consideration.

•	Estimating the fair value of bonus, options and warrants that are based on market and non-market conditions (note 12);

•
Estimating the fair value of the identifiable assets acquired, liabilities assumed, and consideration transferred of the acquired business, including the related contingent consideration and call option;

•	Estimating the litigation provision as it depends upon the outcome of proceedings (note 7); and

•	Estimating fair value less costs to sell of assets held for sale (note 2 (d)).

(d)	Assets and liabilities held for sale:
On June 8, 2022, the Company announced a planned divestiture of the Canadian cannabis business and the Corporation will focus on winding up its cannabis operations pending one or more sales transactions. Following this announcement, the Corporation had Canadian cannabis disposal group assets that met the criteria to be classified as held for sale. As at June 30, 2022, all assets and liabilities related to the Canadian cannabis business are now respectively shown under assets held for sale and liabilities directly associated with assets held for sale on Neptune’s balance sheet. Comparative balance sheet amounts have not been reclassified. The disposal group has been measured at fair value less cost to sell using market prices for comparative assets (level 3) and an estimate of disposal costs which resulted in an impairment loss of $815,661 for the three-month period ended June 30, 2022.
The Corporation expects that the cannabis disposal group will be sold within the next twelve months through a sale.
The following table presents information related to the major classes of assets and liabilities that were classified as held for sale:

June 30, 2022
Trade and other receivables	$2,096,537
Prepaid expenses	204,610
Inventories	791,105
Building and building components	15,629,366
Laboratory and plant equipment	3,015,218
Intangible assets	97,203

Assets held for sale	$21,834,039

Trade and other payables	3,314,508
Deferred revenues	12,928
Provisions	209,740

Liabilities directly associated with assets held for sale	$3,537,176

2.	Basis of preparation:

(a)	Adoption of U.S. GAAP:
In the year ended March 31, 2022, the Corporation has retrospectively adopted United States generally accepted accounting principles (“US GAAP”). The consolidated financial statements of the Corporation have been prepared in accordance with US GAAP for all periods presented. Comparative figures, which were previously prepared in accordance with International Financial Reporting Standards (”IFRS”) as issued by the International Accounting Standards Board, have been adjusted as required to be compliant with the Corporation’s accounting policies under US GAAP.

(b)	Functional and reporting currency:
Effective March 31, 2022, the Corporation has changed its reporting currency from Canadian dollars (“CAD”) to U.S. dollars (“USD”). This change in reporting currency has been applied retrospectively such that all amounts in the consolidated financial statements of the Corporation and the accompanying notes thereto are expressed in U.S. dollars. References to “$” and “USD” are U.S dollars and references to “CAD $” and “CAD” are to Canadian dollars. For comparative purposes, historical consolidated financial statements were recast in U.S. dollars by translating assets and liabilities at the closing exchange rate in effect at the end of the respective period, revenues, expenses and cash flows at the average exchange rate in effect for the respective period and equity transactions at historical exchange rates. Translation gains and losses are included as part of the cumulative foreign currency translation adjustment, which is reported as a component of shareholders’ equity under accumulated other comprehensive loss.
The assets and liabilities of foreign operations with a functional currency other than the U.S. dollar are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Revenue and expenses are translated at the monthly average exchange rates for the period. Differences arising from the exchange rate changes are recorded within foreign currency translation adjustments, a component of other comprehensive income (loss).
Transactions in foreign currencies are translated to the respective functional currencies of the Corporation’s subsidiaries at the average exchange rates for the period. The monetary items denominated in currencies other than the functional currency of a subsidiary are translated at the exchange rates prevailing at the balance sheet date.
Non-monetary
items denominated in currencies other than the functional currency are translated at historical rates. Gains and losses resulting from re-measurement
are recorded in the Corporation’s consolidated statement of loss as foreign exchange gain (loss).

(c)	Use of estimates:
The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from the estimates made by management.
Estimates are based on management’s best knowledge of current events and actions that the Corporation may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Estimates include the following:

•	Estimating the write down of inventory;

•	Estimating expected credit losses for receivables;

•	Estimating the recoverable amount of non-financial assets, to determine and measure impairment losses on goodwill, intangibles, and property, plant and equipment;

•	Estimating the lease term of contracts with extension options and termination options;

•	Estimating the revenue from contracts with customers subject to variable consideration. For the year ended March 31, 2022, the Corporation revised its estimated provision for returns of the cannabis sales as a result of new information and experience with sales returns. The impact of the revised estimate for year ended March 31, 2022 is a reduction of the provision of $1.1 million and an increase in revenue from sales and services;

•	Estimating the fair value of bonus, options and warrants that are based on market and non-market conditions (note 16);

•
Estimating the fair value of the identifiable assets acquired, liabilities assumed, and consideration transferred of the acquired business, including the related contingent consideration and call option (note 4); and

•	Estimating the litigation provision as it depends upon the outcome of proceedings (note 22).